Summary of Significant Accounting Policies - Schedule of Amounts Associated with Processing Services Revenue (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Interchange fees and assessments	$ 4,965	$ 4,721	$ 20,406	$ 19,368	$ 18,373
Debit network fees	$ 710	$ 719	$ 2,965	$ 2,915	$ 2,786